Equity dividends (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 £ / shares	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 £ / shares
Declared during the financial period:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 pence per share, 2016: 7.77 pence per share)	€ 2,729	€ 2,670		€ 2,447
Interim dividend for the year ended 31 March 2019: 4.84 eurocents per share (2018: 4.84 eurocents per share, 2017: 4.74 pence per share)	1,293	1,291		1,262
Total dividends declared	4,022	3,961		3,709
Proposed after the end of the reporting period and not recognised as a liability:
Final dividend for the year ended 31 March 2019: 00 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 pence per share)	€ 1,112	€ 2,729		€ 2,670
Declared during the financial period (per share)
Final dividend (per share) | (per share)		€ 10.23	£ 10.03		£ 7.77
Interim dividend (per share) | (per share)	€ 4.84	4.84	4.74
Proposed after the end of the reporting period and not recognised as a liability: (per share)
Final dividend (per share) | (per share)	€ 4.16	€ 10.23	£ 10.03